Penn Capital Opportunistic High Income Fund

Schedule of Investments
May 31, 2022 (Unaudited)

Convertible Bonds: 3.1%	Principal	Value
Cable & Satellite TV: 1.0%
DISH Network Corp., 3.375%, 8/15/26	245,000	$184,690
Consumer/Commercial/Lease Financing: 0.4%
Block, Inc., 0.250%, 11/1/27	85,000	67,737
Food - Wholesale: 0.4%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	90,000	80,010
Personal & Household Products: 0.5%
Tilray Brands, Inc., 5.000%, 10/1/23	100,000	94,483
Printing & Publishing: 0.3%
Gannett Co, Inc., 6.000%, 12/1/27(a)	60,000	61,728
Software/Services: 0.5%
Tabula Rasa HealthCare, Inc., 1.750%, 2/15/26	130,000	87,675
Total Convertible Bonds (cost $681,017)		576,323

Corporate Bonds: 85.9%
Advertising: 1.3%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(a)	50,000	45,945
Clear Channel Outdoor Holdings, Inc., 7.500%, 6/1/29(a)	115,000	92,956
Midas OpCo Holdings LLC, 5.625%, 8/15/29(a)	105,000	95,025
		233,926
Aerospace/Defense: 0.4%
Triumph Group, Inc., 7.750%, 8/15/25	90,000	77,553
Air Transportation: 2.4%
American Airlines Group, Inc., 3.750%, 3/1/25(a)	80,000	71,440
American Airlines, Inc., 5.750%, 4/20/29(a)	60,000	57,975
American Airlines, Inc., 11.750%, 7/15/25(a)	80,000	90,780
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 3/3/24	29,974	30,030
United Airlines, Inc., 4.625%, 4/15/29(a)	90,000	84,438
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(a)	60,000	51,000
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(a)	70,000	65,847
		451,510
Auto Parts & Equipment: 1.4%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	81,359
American Axle & Manufacturing, Inc., 5.000%, 10/1/29	50,000	44,424
The Goodyear Tire & Rubber Co., 5.000%, 7/15/29	20,000	18,314
The Goodyear Tire & Rubber Co., 5.250%, 7/15/31	65,000	59,150
The Goodyear Tire & Rubber Co., 7.000%, 3/15/28	55,000	55,690
		258,937
Automakers: 1.2%
Ford Motor Co., 6.625%, 10/1/28	215,000	224,199
Brokerage: 0.5%
StoneX Group, Inc., 8.625%, 6/15/25(a)	95,000	97,948
Building & Construction: 2.5%
Ashton Woods USA LLC, 4.625%, 8/1/29(a)	95,000	81,743
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(a)	95,000	80,037
Brookfield Residential Properties, Inc., 5.000%, 6/15/29(a)	85,000	71,855
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/29(a)	70,000	65,800
Pike Corp., 5.500%, 9/1/28(a)	100,000	84,574
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(a)	90,000	82,982
		466,991
Building Materials: 0.7%
Eco Material Technologies, Inc., 7.875%, 1/31/27(a)	140,000	132,486
Cable & Satellite TV: 3.8%
CCO Holdings LLC, 4.500%, 8/15/30(a)	135,000	121,918
CCO Holdings LLC, 4.500%, 5/1/32	45,000	39,591
CSC Holdings LLC, 7.500%, 4/1/28(a)	200,000	186,020
CSC Holdings LLC, 6.500%, 2/1/29(a)	200,000	196,936
DIRECTV Holdings LLC, 5.875%, 8/15/27(a)	105,000	99,015
DISH DBS Corp., 5.250%, 12/1/26(a)	75,000	63,454
		706,934
Chemicals: 1.4%
Chemours Co/The, 5.750%, 11/15/28(a)	55,000	54,299
Olin Corp., 5.625%, 8/1/29	95,000	96,555
Venator Finance Sarl, 5.750%, 7/15/25(a)	125,000	108,125
		258,979
Consumer/Commercial/Lease Financing: 2.9%
Enova International, Inc., 8.500%, 9/15/25(a)	125,000	112,187
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/27(a)	45,000	45,718
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/28(a)	65,000	55,881
Global Aircraft Leasing Co. Ltd., 7.250% Cash or 7.000% PIK, 9/15/24(a)	130,000	104,975
Navient Corp., 6.750%, 6/25/25	95,000	95,533
Navient Corp., 4.875%, 3/15/28	60,000	52,700
Navient Corp., 5.500%, 3/15/29	45,000	39,274
OneMain Finance Corp., 6.625%, 1/15/28	25,000	25,031
		531,299
Department Stores: 1.7%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(a)	105,000	98,850
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	225,000	223,108
		321,958
Diversified Capital Goods: 0.5%
Madison IAQ LLC, 5.875%, 6/30/29(a)	130,000	101,725
Electric - Generation: 1.5%
Leeward Renewable Energy Operations LLC, 4.250%, 7/1/29(a)	70,000	61,244
Sunnova Energy Corp., 5.875%, 9/1/26(a)	95,000	85,296
Vistra Corp., 8.000% (5 Year CMT Rate + 6.930%), 4/15/27(a)	130,000	129,025
		275,565
Energy - Exploration & Production: 8.2%
Antero Resources Corp., 8.375%, 7/15/26(a)	129,000	140,288
Antero Resources Corp., 7.625%, 2/1/29(a)	154,000	166,928
Antero Resources Corp., 5.375%, 3/1/30(a)	25,000	25,356
Callon Petroleum Co., 6.125%, 10/1/24	55,000	54,775
Callon Petroleum Co., 8.250%, 7/15/25	120,000	120,000
Comstock Resources, Inc., 6.750%, 3/1/29(a)	90,000	89,874
Comstock Resources, Inc., 5.875%, 1/15/30(a)	120,000	114,511
Earthstone Energy Holdings LLC, 8.000%, 4/15/27(a)	95,000	96,551
Hilcorp Energy I LP, 6.250%, 11/1/28(a)	125,000	125,938
Northern Oil and Gas, Inc., 8.125%, 3/1/28(a)	110,000	112,475
Occidental Petroleum Corp., 6.450%, 9/15/36	100,000	111,867
Occidental Petroleum Corp., 6.625%, 9/1/30	85,000	95,285
Penn Virginia Holdings LLC, 9.250%, 8/15/26(a)	130,000	131,586
SM Energy Co., 6.750%, 9/15/26	65,000	65,749
SM Energy Co., 6.500%, 7/15/28	35,000	34,761
Southwestern Energy Co., 5.375%, 3/15/30	55,000	55,688
		1,541,632
Food - Wholesale: 2.8%
BellRing Brands, Inc., 7.000%, 3/15/30(a)	100,000	99,721
HLF Financing Sarl LLC, 4.875%, 6/1/29(a)	55,000	39,537
JBS USA LUX SA, 6.750%, 2/15/28(a)	175,000	180,634
KeHE Distributors LLC, 8.625%, 10/15/26(a)	96,000	99,784
Simmons Foods, Inc., 4.625%, 3/1/29(a)	105,000	94,435
		514,111
Food & Drug Retailers: 1.0%
Rite Aid Corp., 8.000%, 11/15/26(a)	100,000	82,854
SEG Holding LLC, 5.625%, 10/15/28(a)	120,000	108,304
		191,158
Forestry/Paper: 0.9%
Domtar Corp., 6.750%, 10/1/28(a)	79,000	77,433
Mercer International, Inc., 5.125%, 2/1/29	90,000	82,800
		160,233
Gaming: 2.2%
Affinity Gaming, 6.875%, 12/15/27(a)	65,000	57,788
Boyd Gaming Corp., 4.750%, 12/1/27	140,000	136,150
CCM Merger, Inc., 6.375%, 5/1/26(a)	65,000	62,721
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30(a)	100,000	92,764
Station Casinos LLC, 4.625%, 12/1/31(a)	80,000	67,766
		417,189
Gas Distirbution: 1.4%
Cheniere Energy, Inc., 4.625%, 10/15/28	95,000	92,295
EnLink Midstream Partners LP, 5.050%, 4/1/45	125,000	98,971
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(a)	77,000	77,000
		268,266
Gas Distribution: 2.9%
Antero Midstream Partners LP, 5.375%, 6/15/29(a)	95,000	95,249
Blue Racer Midstream LLC, 6.625%, 7/15/26(a)	40,000	39,300
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	40,000	40,400
Crestwood Midstream Partners LP, 6.000%, 2/1/29(a)	90,000	84,910
DCP Midstream Operating LP, 5.125%, 5/15/29	95,000	95,009
Equitrans Midstream Corp., 0.000%, 6/1/27(a)	4,000	4,000
New Fortress Energy, Inc., 6.750%, 9/15/25(a)	125,000	122,993
New Fortress Energy, Inc., 6.500%, 9/30/26(a)	60,000	58,429
		540,290
Health Facilities: 2.1%
Community Health Systems, Inc., 6.875%, 4/1/28(a)	165,000	113,006
Community Health Systems, Inc., 6.125%, 4/1/30(a)	60,000	43,698
Option Care Health, Inc., 4.375%, 10/31/29(a)	85,000	77,477
Tenet Healthcare Corp., 6.125%, 10/1/28(a)	65,000	63,453
Tenet Healthcare Corp., 4.375%, 1/15/30(a)	100,000	93,300
		390,934
Health Services: 1.4%
DaVita, Inc., 4.625%, 6/1/30(a)	95,000	82,531
MEDNAX, Inc., 5.375%, 2/15/30(a)	70,000	61,497
Modivcare, Inc., 5.875%, 11/15/25(a)	110,000	109,166
		253,194
Hotels: 0.6%
Hilton Grand Vacations LLC, 5.000%, 6/1/29(a)	75,000	69,748
Hilton Grand Vacations LLC, 4.875%, 7/1/31(a)	45,000	39,662
		109,410
Internet: 0.4%
Spotify USA, Inc., 0.000%, 3/15/26	85,000	68,850
Investments & Miscellaneous Financial Services: 0.6%
Icahn Enterprises LP, 5.250%, 5/15/27	65,000	62,775
Icahn Enterprises LP, 4.375%, 2/1/29	55,000	49,872
		112,647
Machinery: 1.0%
Titan International, Inc., 7.000%, 4/30/28	190,000	185,974
Media - Diversified: 0.7%
News Corp., 3.875%, 5/15/29(a)	135,000	124,880
Media Content: 3.2%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/26(a)	105,000	90,825
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(a)	96,000	93,349
Gray Television, Inc., 4.750%, 10/15/30(a)	115,000	101,042
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	125,000	109,518
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	50,000	47,331
Townsquare Media, Inc., 6.875%, 2/1/26(a)	70,000	67,663
Univision Communications, Inc., 6.625%, 6/1/27(a)	90,000	90,963
		600,691
Medical Products: 1.5%
AdaptHealth LLC, 6.125%, 8/1/28(a)	155,000	144,956
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(a)	140,000	126,350
		271,306
Metals/Mining Excluding Steel: 2.1%
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(a)	70,000	69,792
Freeport-McMoRan, Inc., 4.625%, 8/1/30	95,000	91,896
Hudbay Minerals, Inc., 4.500%, 4/1/26(a)	135,000	119,966
Taseko Mines Ltd., 7.000%, 2/15/26(a)	120,000	115,253
		396,907
Oil Field Equipment & Services: 2.4%
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	70,000	69,983
Nabors Industries, Inc., 5.750%, 2/1/25	95,000	91,513
Oceaneering International, Inc., 4.650%, 11/15/24	70,000	68,738
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	65,000	63,456
Weatherford International Ltd., 11.000%, 12/1/24(a)	16,000	16,299
Weatherford International Ltd., 8.625%, 4/30/30(a)	140,000	133,855
		443,844
Packaging: 1.1%
FXI Holdings, Inc., 12.250%, 11/15/26(a)	60,000	59,418
FXI Holdings, Inc., 7.875%, 11/1/24(a)	90,000	83,250
Pactiv LLC, 7.950%, 12/15/25	60,000	58,200
		200,868
Personal & Household Products: 0.8%
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	90,000	91,990
Energizer Holdings, Inc., 6.500%, 12/31/27(a)	70,000	66,069
		158,059
Pharmaceuticals: 0.4%
Bausch Health Americas, Inc., 8.500%, 1/31/27(a)	90,000	71,496
Printing & Publishing: 0.4%
Gannett Holdings LLC, 6.000%, 11/1/26(a)	85,000	77,137
Real Estate Development & Management: 1.8%
Hunt Cos, Inc., 5.250%, 4/15/29(a)	100,000	94,250
Kennedy-Wilson, Inc., 4.750%, 2/1/30	90,000	80,245
Realogy Group LLC, 5.750%, 1/15/29(a)	140,000	124,768
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/30(a)	50,000	43,483
		342,746
Real Estate Investment Trusts (REITs): 2.8%
HAT Holdings I LLC, 3.375%, 6/15/26(a)	100,000	92,517
Iron Mountain, Inc., 5.250%, 3/15/28(a)	50,000	48,624
Iron Mountain, Inc., 4.875%, 9/15/29(a)	125,000	118,208
New Residential Investment Corp., 6.250%, 10/15/25(a)	95,000	89,300
Service Properties Trust, 5.250%, 2/15/26	35,000	29,740
Service Properties Trust, 4.350%, 10/1/24	110,000	100,330
Service Properties Trust, 7.500%, 9/15/25	50,000	49,515
		528,234
Recreating & Travel: 0.6%
SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/29(a)	130,000	116,350
Recreation & Travel: 2.2%
Carnival Corp., 10.500%, 2/1/26(a)	40,000	43,060
Carnival Corp., 7.625%, 3/1/26(a)	200,000	187,540
Carnival Corp., 4.000%, 8/1/28(a)	50,000	45,330
Life Time, Inc., 8.000%, 4/15/26(a)	90,000	88,298
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	50,000	51,800
		416,028
Restuarants: 0.4%
Papa John's International, Inc., 3.875%, 9/15/29(a)	75,000	67,121
Software/Services: 0.8%
Avaya, Inc., 6.125%, 9/15/28(a)	65,000	45,389
Unisys Corp., 6.875%, 11/1/27(a)	105,000	96,446
		141,835
Speciality Retail: 0.8%
Crocs, Inc., 4.250%, 3/15/29(a)	110,000	91,633
Kontoor Brands, Inc., 4.125%, 11/15/29(a)	65,000	55,290
		146,923
Specialty Retail: 1.3%
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	18,000	19,417
Bath & Body Works, Inc., 6.625%, 10/1/30(a)	95,000	94,830
Shutterfly, Inc., 8.500%, 10/1/26(a)	140,000	118,987
		233,234
Steel Producers/Products: 1.5%
Carpenter Technology Corp., 7.625%, 3/15/30	85,000	83,947
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(a)	70,000	65,045
Commercial Metals Co., 3.875%, 2/15/31	70,000	60,825
Commercial Metals Co., 4.375%, 3/15/32	80,000	70,321
		280,138
Support - Services: 7.5%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	95,000	94,350
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	110,000	95,964
Nielsen Finance LLC, 5.875%, 10/1/30(a)	70,000	68,781
Pitney Bowes, Inc., 7.250%, 3/15/29(a)	95,000	81,619
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	170,000	175,936
Sabre GLBL, Inc., 7.375%, 9/1/25(a)	50,000	49,375
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(a)	105,000	96,863
SRS Distribution, Inc., 6.125%, 7/1/29(a)	100,000	85,750
Staples, Inc., 7.500%, 4/15/26(a)	115,000	106,214
Staples, Inc., 10.750%, 4/15/27(a)	110,000	90,200
The ADT Security Corp., 4.125%, 8/1/29(a)	65,000	57,844
The ADT Security Corp., 4.875%, 7/15/32(a)	45,000	39,089
The Hertz Corp., 4.625%, 12/1/26(a)	105,000	96,111
The Hertz Corp., 5.000%, 12/1/29(a)	50,000	43,875
United Rentals North America, Inc., 5.250%, 1/15/30	140,000	140,125
White Cap Buyer LLC, 6.875%, 10/15/28(a)	80,000	71,200
		1,393,296
Tech Hardware & Equipment: 1.1%
CommScope, Inc., 4.750%, 9/1/29(a)	35,000	30,986
CommScope, Inc., 8.250%, 3/1/27(a)	50,000	43,988
Dell, Inc., 6.500%, 4/15/38	120,000	124,463
		199,437
Telecom - Satellite: 0.5%
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(a)	125,000	89,180
Telecom - Wireless: 0.9%
Sprint Capital Corp., 8.750%, 3/15/32	45,000	58,455
United States Cellular Corp., 6.700%, 12/15/33	115,000	114,885
		173,340
Telecom - Wireline Integrated & Services: 1.4%
Frontier Communications Holdings LLC, 5.000%, 5/1/28(a)	50,000	46,512
Frontier Communications Holdings LLC, 6.000%, 1/15/30(a)	100,000	84,911
Lumen Technologies, Inc., 5.625%, 4/1/25	130,000	129,063
		260,486
Theaters & Entertainment: 0.5%
Cinemark USA, Inc., 5.875%, 3/15/26(a)	100,000	94,963
Tobacco: 0.8%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	50,000	45,821
Vector Group Ltd., 5.750%, 2/1/29(a)	105,000	94,500
		140,321
Transport Infrastructure/Services: 0.7%
XPO CNW, Inc., 6.700%, 5/1/34	130,000	124,035
Total Corporate Bonds (cost $17,159,772)		15,986,753

Bank Loans: 0.4%(b)(c)
Specialty Retail: 0.4%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/14/23	77,701	70,578
Total Bank Loans (cost $77,679)		70,578

Real Estate Investment Trusts (REITs): 0.5%
Pebblebrook Hotel Trust	4,225	92,021
Total REITS (cost $109,192)		92,021

Mutual Funds: 7.8%	Shares
Penn Capital Floating Rate Income Fund - Institutional Class (d)	157,837	1,453,676
Total Mutual Funds (cost $1,528,845)

Short-Term Investments: 0.9%
U.S. Bank Money Market Deposit Account, 0.500%(e)	163,670	163,670
Total Short-Term Investments (cost $163,670)		163,670

Total Investments - 98.6% (cost $19,720,175)		18,343,021
Other Assets and Liabilities 1.4%		269,729
Net Assets: 100.0%		$18,612,750

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of May 31, 2022, the value of these investments was $12,026,794, or 64.62% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d) Affiliated company.
(e) The rate shown is as of May 31, 2022.

Country Exposure (as a percentage of total investments)
United States	91.2%
Canada	2.6%
Luxembourg	1.6%
Panama	1.5%
Cayman Islands	1.3%
Bermuda	0.8%
Malta	0.6%
Australia	0.4%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$576,323	$-	$576,323
Corporate Bonds	-	15,982,753	-	15,982,753
Bank Loans	-	70,578	-	70,578
Real Estate Investment Trusts (REITs)	92,021	-	-	92,021
Mutual Funds	1,453,676	-	-	1,453,676
Short-Term Investments	163,670	-	-	163,670
Total Investments in Securities	$1,709,367	$16,629,654	$-	$18,339,021

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.